UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      ICAHN CAPITAL LP

Address:   445 Hamilton Avenue, Suite 1210
           White Plains, New York  10601


Form 13F File Number: 028-12848


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Irene March
Title:  Chief Financial Officer
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ Irene March                    New York, New York                 5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $    3,179,460
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- -------------- --------- --------- -------------------- ---------- -------- -----------------------
                                                            VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
-------------------------------- -------------- --------- --------- ----------- --- ---- ---------- -------- ----------- ------ ----
ADVENTRX PHARMACEUTICALS INC     COM            00764X103       753   3,459,459 SH       SOLE       N/A        3,459,459      0    0
AMYLIN PHARMACEUTICALS INC       COM            32346108    291,725  12,971,328 SH       SOLE       N/A       12,971,328      0    0
BIOGEN IDEC INC                  COM            09062X103   737,661  12,860,205 SH       SOLE       N/A       12,860,205      0    0
BLOCKBUSTER INC                  CL B           93679207        619   3,255,699 SH       SOLE       N/A        3,255,699      0    0
CHESAPEAKE ENERGY CORP           COM            165167107    50,187   2,122,949 SH       SOLE       N/A        2,122,949      0    0
CYBERONICS INC                   COM            23251P102    40,389   2,107,972 SH       SOLE       N/A        2,107,972      0    0
ENZON PHARMACEUTICALS INC        COM            293904108    28,676   2,816,861 SH       SOLE       N/A        2,816,861      0    0
EXELIXIS INC                     COM            30161Q104    14,308   2,357,110 SH       SOLE       N/A        2,357,110      0    0
FOREST LABS INC                  COM            345838106    38,043   1,213,120 SH       SOLE       N/A        1,213,120      0    0
GENZYME CORP                     COM            372917104   543,178  10,480,000 SH       SOLE       N/A       10,480,000      0    0
LIONS GATE ENTMNT CORP           COM NEW        535919203   109,710  17,581,750 SH       SOLE       N/A       17,581,750      0    0
LIONS GATE ENTMNT CORP           NOTE 2.938%    535919AF1       884     923,200 PRN      SOLE       N/A          923,200      0    0
LIONS GATE ENTMNT CORP           NOTE 3.625%    535919AG9       327     343,200 PRN      SOLE       N/A          343,200      0    0
MOTOROLA INC                     COM            620076109 1,096,664 156,220,000 SH       SOLE       N/A      156,220,000      0    0
REGENERON PHARMACEUTICALS        COM            75886F107    64,744   2,444,081 SH       SOLE       N/A        2,444,081      0    0
TAKE-TWO INTERACTIVE SOFTWARE    COM            874054109    91,570   9,296,422 SH       SOLE       N/A        9,296,422      0    0
INC
WENDYS ARBYS GROUP INC           COM            950587105     3,218     643,590 SH       SOLE       N/A          643,590      0    0
YAHOO INC                        COM            984332106    66,804   4,041,363 SH       SOLE       N/A        4,041,363      0    0


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